Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 195.5	$ 215.6	$ 184.5
Other comprehensive income (loss):
Foreign exchange translation adjustment		(83.6)	(58.2)	(15.2)
Hedge activity, net of tax		(1.4)	(2.0)	(1.4)
Pension and postretirement benefit adjustments, net of tax		(5.0)	(97.5)	124.5
Other comprehensive income (loss), net of tax	[1]	(90.0)	(157.7)	107.9
Comprehensive income		105.5	57.9	292.4
Noncontrolling interest loss		0.3	2.1	0.5
Comprehensive income attributable to Teledyne, net of tax		$ 105.8	$ 60.0	$ 292.9

[1]	Net of income tax benefit of $3.5 million in 2015, income tax expense of $22.6 million for 2014 and income tax benefit of $81.1 million for 2013.